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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013

Check here if Amendment |X|; Amendment Number: 1

This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
5/15/13

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                39

Form 13F Information Table Value Total:        $  165,841 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None
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                      FORM 13F INFORMATION TABLE
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
        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
APPLE INC                COM            037833100      5,872.33  13,266.00  SH          SOLE                12,797     0         469
ABBOTT LABS              COM            002824100        249.61   7,067.00  SH          SOLE                 7,067     0           0
AUTOMATIC DATA
 PROCESSING IN           COM            053015103        310.65   4,777.00  SH          SOLE                 4,777     0           0
AFLAC INC                COM            001055102        321.02   6,171.00  SH          SOLE                 6,171     0           0
ACCENTURE PLC IRELAND    SHS CLASS A    G1151C101      5,974.74  78,646.00  SH          SOLE                75,967     0        2679
APACHE CORP              COM            037411105      3,613.32  46,829.00  SH          SOLE                45,416     0        1413
AIR PRODS & CHEMS INC    COM            009158106        262.49   3,013.00  SH          SOLE                 3,013     0           0
BECTON DICKINSON         COM            075887109      5,327.96  55,726.00  SH          SOLE                53,908     0        1818
BLACKROCK INC            COM            09247X101      6,130.95  23,867.00  SH          SOLE                23,012     0         855
CATERPILLAR INC DEL      COM            149123101        370.67   4,262.00  SH          SOLE                 4,262     0           0
CONOCOPHILLIPS           COM            20825C104        385.06   6,407.00  SH          SOLE                 6,407     0           0
COVIDIEN PLC             SHS            G2554F113      5,891.63  86,846.00  SH          SOLE                83,722     0        3124
CISCO SYS INC            COM            17275R102      3,562.40 170,490.00  SH          SOLE               164,491     0        5999
CVS CAREMARK CORPORATION COM            126650100      7,191.54 130,779.00  SH          SOLE               126,131     0        4648
CHEVRON CORPORATION      COM            166764100      5,495.78  46,253.00  SH          SOLE                44,764     0        1489
DU PONT E I NEMOURS CO   COM            263534109      6,074.40 123,564.00  SH          SOLE               119,941     0        3623
DISNEY WALT CO           COM DISNEY     254687106      7,553.04 132,976.00  SH          SOLE               128,540     0        4436
EATON CORP PLC           SHS            G29183103      7,066.96 115,379.00  SH          SOLE               110,838     0        4541
HEWLETT PACKARD CO       COM            428236103        161.30   6,766.00  SH          SOLE                 6,766     0           0
INTERNATIONAL BUSINESS
 MACHINE                 COM            459200101      7,395.75  34,673.00  SH          SOLE                33,543     0        1130
INTEL CORP               COM            458140100        306.41  14,033.00  SH          SOLE                14,033     0           0
JOHNSON & JOHNSON        COM            478160104      7,679.55  94,193.00  SH          SOLE                90,938     0        3255
J.P. MORGAN CHASE & CO   COM            46625H100      5,587.75 117,736.00  SH          SOLE               113,673     0        4063
COCA COLA CO             COM            191216100      3,844.23  95,060.00  SH          SOLE                92,125     0        2935
MCDONALDS CORP           COM            580135101      7,670.35  76,942.00  SH          SOLE                74,364     0        2578
MICROSOFT CORP           COM            594918104      5,022.97 175,598.00  SH          SOLE               170,405     0        5193
NOVARTIS AG              SPONSORED ADR  66987V109      5,909.36  82,950.00  SH          SOLE                80,101     0        2849
NYSE EURONEXT            COM            629491101        468.82  12,133.00  SH          SOLE                12,133     0           0
PEPSICO INC              COM            713448108      6,126.67  77,445.00  SH          SOLE                75,108     0        2337
PROCTER & GAMBLE         COM            742718109      4,892.08  63,484.00  SH          SOLE                61,464     0        2020
QUALCOMM INC             COM            747525103      6,970.39 104,129.00  SH          SOLE               100,508     0        3621
SCHLUMBERGER LTD         COM            806857108      2,912.10  38,885.00  SH          SOLE                37,475     0        1410
TIFFANY & CO NEW         COM            886547108        778.85  11,200.00  SH          SOLE                11,200     0           0
UNITEDHEALTH GROUP INC   COM            91324P102      3,320.98  58,049.00  SH          SOLE                56,132     0        1917
UNION PAC CORP           COM            907818108      4,546.01  31,922.00  SH          SOLE                30,871     0        1051
UNITED TECHNOLOGIES CORP COM            913017109      6,620.92  70,865.00  SH          SOLE                68,818     0        2047
WELLS FARGO CO           COM            949746101      7,688.00 207,840.00  SH          SOLE               200,794     0        7046
WAL-MART STORES INC      COM            931142103        356.49   4,764.00  SH          SOLE                 4,764     0           0
EXXON MOBIL CORP         COM            30231G102      5,928.25  65,789.00  SH          SOLE                63,694     0        2095
                                                     165,841.76  2,500,774
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